                                                                John M. Richards
                                                       Assistant General Counsel

Metropolitan Tower Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

                                       September 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Metropolitan Tower Separate Account One and
     Metropolitan Tower Separate Account Two
     File Nos. 811-03617 and 811-04189

Commissioners:

Semi-annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.


Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company